CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash Flows from Operating Activities:
Net income	¥ 321,589	¥ 280,926	¥ 270,990
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	279,923	253,677	244,853
Provision for doubtful receivables and probable loan losses	17,265	22,667	11,717
Equity in net income of affiliates (excluding interest on loans)	(46,587)	(24,549)	(44,333)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(49,203)	(63,419)	(57,867)
Bargain purchase gain	0	(5,802)	0
Gains on sales of available-for-sale securities	(30,716)	(30,701)	(32,126)
Gains on sales of operating lease assets	(35,291)	(69,265)	(38,340)
Write-downs of long-lived assets	5,525	9,134	13,448
Write-downs of securities	1,246	6,608	4,515
Deferred tax provision	5,588	25,318	42,528
Decrease in restricted cash	450	155	9,009
Decrease in trading securities	144,367	159,809	461,298
Decrease (Increase) in inventories	10,609	(5,318)	20,935
Decrease (Increase) in trade notes, accounts and other receivable	(13,984)	8,362	(8,224)
Increase (Decrease) in trade notes, accounts and other payable	17,831	(6,660)	(41,004)
Decrease in policy liabilities and policy account balances	(53,512)	(103,878)	(405,014)
Income taxes payable, net	(74,241)	67,904	47,065
Other, net	45,765	58,987	11,112
Net cash provided by operating activities	546,624	583,955	510,562
Cash Flows from Investing Activities:
Purchases of lease equipment	(971,163)	(894,300)	(991,154)
Principal payments received under direct financing leases	470,870	483,627	515,053
Installment loans made to customers	(1,396,724)	(1,309,056)	(1,101,807)
Principal collected on installment loans	1,184,298	1,063,339	948,057
Proceeds from sales of operating lease assets	285,954	321,328	239,911
Investment in affiliates, net	(110,547)	(51,529)	(70,569)
Proceeds from sales of investment in affiliates	74,742	97,453	20,991
Purchases of available-for-sale securities	(399,362)	(466,314)	(864,874)
Proceeds from sales of available-for-sale securities	456,270	549,865	464,232
Proceeds from redemption of available-for-sale securities	97,565	105,255	381,099
Purchases of held-to-maturity securities	0	(306)	(538)
Purchases of other securities	(40,021)	(22,737)	(32,818)
Proceeds from sales of other securities	43,959	31,829	48,594
Purchases of property under facility operations	(80,095)	(95,601)	(91,492)
Acquisitions of subsidiaries, net of cash acquired	(66,418)	(79,405)	(47,324)
Sales of subsidiaries, net of cash disposed	57,205	55,530	39,437
Other, net	(18,111)	(26,586)	(9,327)
Net cash used in investing activities	(411,578)	(237,608)	(552,529)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	50,900	793	(4,707)
Proceeds from debt with maturities longer than three months	1,488,259	1,319,523	1,376,125
Repayment of debt with maturities longer than three months	(1,396,531)	(1,456,366)	(1,470,325)
Net increase in deposits due to customers	143,318	216,118	111,220
Cash dividends paid to ORIX Corporation shareholders	(72,757)	(61,299)	(76,034)
Acquisition of treasury stock	(39,110)	(12,128)	(2)
Contribution from noncontrolling interests	4,740	5,599	6,117
Purchases of shares of subsidiaries from noncontrolling interests	(11,299)	(25,840)	(4,764)
Cash dividends paid to redeemable noncontrolling interests	(1,040)	0	(11,272)
Net increase (decrease) in call money	(18,000)	(14,500)	36,500
Other, net	(4,898)	(5,359)	(10,859)
Net cash provided by (used in) financing activities	143,582	(33,459)	(48,001)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	2,743	(3,438)	(7,130)
Net increase (decrease) in Cash and Cash Equivalents	281,371	309,450	(97,098)
Cash and Cash Equivalents at Beginning of Year	1,039,870	730,420	827,518
Cash and Cash Equivalents at End of Year	¥ 1,321,241	¥ 1,039,870	¥ 730,420